Shareholder Report, Line Graph (Details) - USD ($)			12 Months Ended			24 Months Ended		36 Months Ended		48 Months Ended		60 Months Ended		72 Months Ended		84 Months Ended		96 Months Ended	108 Months Ended	120 Months Ended
	Nov. 06, 2018	Oct. 31, 2015	Oct. 31, 2025	Oct. 31, 2019	Oct. 31, 2016	Oct. 31, 2020	Oct. 31, 2017	Oct. 31, 2021	Oct. 31, 2018	Oct. 31, 2022	Oct. 31, 2019	Oct. 31, 2023	Oct. 31, 2020	Oct. 31, 2024	Oct. 31, 2021	Oct. 31, 2025	Oct. 31, 2022	Oct. 31, 2023	Oct. 31, 2024	Oct. 31, 2025
C000191479 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Class R6 Shares
Accumulated Value		$ 10,000			$ 10,256		$ 12,143		$ 12,751		$ 13,735		$ 12,978		$ 18,671		$ 18,222	$ 18,522	$ 25,872	$ 29,805
C000191482 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Service Shares
Accumulated Value		10,000			10,250		12,101		12,667		13,607		12,821		18,391		17,895	18,138	25,264	29,015
C000191481 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Institutional Shares
Accumulated Value		10,000			10,270		12,151		12,749		13,723		12,958		18,628		18,166	18,453	25,762	29,647
C000191478 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Class R Shares
Accumulated Value		10,000			10,205		11,996		12,500		13,371		12,542		17,917		17,358	17,510	24,291	27,764
C000191477 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Class C Shares — including sales load
Accumulated Value		10,000			10,168		11,908		12,367		13,175		12,315		17,529		16,918	17,011	23,514	26,789
C000191475 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Class A Shares — including sales load
Accumulated Value		9,450			9,683		11,434		11,970		12,857		12,114		17,379		16,905	17,134	23,873	27,417
C000205626 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Class A Shares — including sales load
Accumulated Value	$ 9,450			$ 10,444		$ 9,894		$ 13,538		$ 10,788		$ 11,093		$ 13,696		$ 13,798
C000205625 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Institutional Shares
Accumulated Value	10,000			11,050		10,499		14,395		11,500		11,854		14,680		14,817
C000205628 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Class R6 Shares
Accumulated Value	10,000			11,050		10,499		14,395		11,510		11,865		14,707		14,846
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 3000® Index
Accumulated Value		10,000			10,424.306		12,923.99516		13,776.45671		15,634.86077		17,221.50051		24,781.5963		20,688.23418	22,421.93303	30,909.79837	37,342.90325
MSCI ACWI Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI ACWI Index
Accumulated Value	10,000			11,071.681		11,612.83709		15,941.8043		12,760.25219		14,100.32111		18,723.92639		22,963.53823
Morningstar Global Small Mid Stock Funds Category Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Morningstar Global Small/Mid Stock Funds Category Average
Accumulated Value	10,000			10,667.307		11,447.03594		16,480.85053		11,312.93869		11,238.72016		13,875.36549		15,744.49655
Morningstar Large Value Funds Category Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Morningstar Large Value Funds Category Average
Accumulated Value		10,000			10,360.641		12,378.58098		12,775.11149		13,997.46992		12,952.13187		18,570.62809		17,716.17863	17,848.42282	23,153.54345	25,603.93157
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 1000® Value Index
Accumulated Value		$ 10,000			$ 10,637.08		$ 12,528.4443		$ 12,908.67758		$ 14,356.13663		$ 13,270.04321		$ 19,076.58682		$ 17,741.76371	$ 17,765.51461	$ 23,268.62437	$ 25,862.66878
MSCI ACWI SMID Cap Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI ACWI SMID Cap Index
Accumulated Value	$ 10,000			$ 10,783.926		$ 10,850.02607		$ 15,417.58542		$ 11,987.19117		$ 12,260.07478		$ 15,817.33302		$ 18,460.1215